Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Income Statement [Abstract]
Interest expense, amortization of debt discounts	$ 19,900	$ 24,125